Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Related party transactions
Number of people | employee	105,476	107,776	104,460	105,476	107,776	104,460
Direct or indirect compensation | $	$ 12,600	$ 12,000	$ 14,000
Pension expense | $	1,500	(2,400)	1,400
Share-based payments expense | $	7,200	7,700	12,100
Severance provision	129,000	113,300	117,000	€ 105.2	€ 100.8	€ 102.2
Directors' fees | $	$ 1,440	1,570	1,650
Previously stated
Related party transactions
Direct or indirect compensation | $		15,000	17,700
Pension expense | $		(4,900)	2,500
Share-based payments expense | $		$ 8,700	$ 12,600
Executive officers and members of the Board of Directors
Related party transactions
Number of people | employee	11	10	9	11	10	9
Executive officers and members of the Board of Directors | Previously stated
Related party transactions
Number of people | employee		15	15		15	15
Executive Officers
Related party transactions
Number of people | employee	8			8
Executive Officers | Previously stated
Related party transactions
Number of people | employee		13			13
Directors of corporate functions in Group Performance Management Committee | Previously stated
Related party transactions
Number of people | employee		4			4
Board of Directors
Related party transactions
Number of people | employee	3	2		3	2